OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
Schedule of composition of non-financial assets

	Balance
	Current		Non-current
Other non-financial assets	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Prepaid expenses	7,932,770	11,242,456	527,110	595,045
Tax credit remainder (1)	234,124	180,695	76,262,417	103,540,639
Guaranty deposit	286	422		—
Judicial deposits	—	—	11,492,642	19,226,030
Others (2)	5,207,201	4,765,392	1,960,503	2,274,436
Total	13,374,381	16,188,965	90,242,672	125,636,150